Segmented information	12 Months Ended
Sep. 30, 2018
Operating segments [Abstract]
Segmented information
Segmented information
The following tables present information on the Company's operations based on its revised management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model (Note 11). The Company has retrospectively revised the segmented information for the comparative period to conform to the new segmented information structure.

							Year ended September 30, 2018
	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$

Segment revenue	1,800,460	1,687,035	1,715,486	1,674,388	1,458,741	1,290,581	1,272,558	607,576	11,506,825
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense[1]	196,823	367,843	236,207	284,181	198,140	191,514	97,627	129,399	1,701,734
Acquisition-related and integration costs (Note 26b)									(37,482)
Restructuring costs (Note 24)									(100,387)
Net finance costs (Note 25)									(73,885)
Earnings before income taxes									1,489,980
[1] Total amortization and depreciation of $388,764,000 included in the Northern Europe, Canada, France, U.S. Commercial and State Government, U.S. Federal, U.K, ECS and Asia Pacific segments was $57,003,000, $66,996,000, $35,227,000, $73,198,000, $24,269,000, $76,830,000, $38,452,000 and $16,789,000, respectively for the year ended September 30, 2018.

							Year ended September 30, 2017
	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$

Segment revenue	1,607,942	1,605,500	1,559,869	1,554,877	1,473,478	1,286,700	1,164,350	592,350	10,845,066
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense[1]	182,775	343,856	193,075	290,333	205,441	152,185	96,195	122,763	1,586,623
Acquisition-related and integration costs (Note 26b)									(10,306)
Restructuring costs (Note 24)									(88,628)
Net finance costs (Note 25)									(69,792)
Earnings before income taxes									1,417,897
[1] Total amortization and depreciation of $370,207,000 included in the Northern Europe, Canada, France, U.S. Commercial and State Government, U.S. Federal, U.K, ECS and Asia Pacific segments was $48,231,000, $62,050,000, $32,377,000, $67,998,000, $30,165,000, $69,506,000, $37,156,000 and $22,724,000, respectively for the year ended September 30, 2017.
The accounting policies of each operating segment are the same as those described in Note 3, Summary of significant accounting policies. Intersegment revenue is priced as if the revenue was from third parties.
28.    Segmented information (continued)
GEOGRAPHIC INFORMATION

The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the intersegment revenue:

	2018	2017
	$	$
U.S.[1]	3,222,912	3,118,044

Northern Europe
Sweden	800,221	775,093
Finland	781,346	654,155
Others	309,625	258,821
	1,891,192	1,688,069

Canada	1,823,948	1,746,438

France
France	1,717,476	1,555,721
Others	40,962	38,445
	1,758,438	1,594,166

U.K.	1,414,568	1,419,419

ECS
Germany	502,703	415,104
Netherlands	448,589	421,673
Others	316,689	313,238
	1,267,981	1,150,015

Asia Pacific
Others	127,786	128,915
	127,786	128,915
	11,506,825	10,845,066

[1]
External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $1,742,336,000 and $1,480,576,000, respectively in 2018 ($1,615,359,000 and $1,502,685,000, respectively in 2017).

The following table provides information for PP&E, contract costs and intangible assets based on their location:

	As at September 30, 2018	As at September 30, 2017
	$	$
U.S.	337,191	312,909
Canada	319,604	311,667
U.K.	140,682	183,213
France	53,214	66,416
Sweden	68,463	66,953
Finland	47,512	35,363
Germany	37,331	38,310
Netherlands	25,248	25,300
Rest of the world	81,321	89,964
	1,110,566	1,130,095

28.    Segmented information (continued)
INFORMATION ABOUT SERVICES
The following table provides revenue information based on services provided by the Company:

	2018	2017
	$	$
Outsourcing
IT services	4,370,194	4,640,892
BPS	1,113,310	1,128,258
Systems integration and consulting services	6,023,321	5,075,916
	11,506,825	10,845,066

MAJOR CLIENT INFORMATION
Contracts with the U.S. federal government and its various agencies, included within the U.S. Federal operating segment, accounted for $1,379,525,000 and 12.00% of revenues for the year ended September 30, 2018 ($1,521,821,000 and 14.00% for the year ended September 30, 2017).